                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-7193

                     (Investment Company Act File Number)

                        Federated Institutional Trust
       _______________________________________________________________

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End: 10/31/04

              Date of Reporting Period: Six months ended 4/30/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2004

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended
	4/30/2004	10/31/2003
Net Asset Value, Beginning of Period	$11.64	$10.00
Income From Investment Operations:
Net investment income	0.45	0.90
Net realized and unrealized gain on investments	0.20	1.63

TOTAL FROM INVESTMENT OPERATIONS	0.65	2.53

Less Distributions:
Distributions from net investment income	(0.47)	(0.89)
Distributions from net realized gain on investments	(0.07)	--

TOTAL DISTRIBUTIONS	(0.54)	(0.89)

Net Asset Value, End of Period	$11.75	$11.64

Total Return[1]	5.73%	26.19%

Ratios to Average Net Assets:

Expenses	0.50%[2]	0.46%

Net investment income	7.81%[2]	8.20%

Expense waiver/reimbursement[3]	0.51%[2]	0.84%

Supplemental Data:

Net assets, end of period (000 omitted)	$35,343	$48,437

Portfolio turnover	25%	22%

Redemption fees consisted of the following per share amounts	$0.00 [4]	$0.00 [4]

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

4 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2004 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--93.6%
		Aerospace & Defense--1.2%
$100,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011	$110,500
50,000		Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008	55,875
100,000		Hexcel Corp., Sr. Sub. Note, Series B, 9.75%, 1/15/2009	105,750
50,000	[1,2]	L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	50,000
100,000		TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	105,500

		TOTAL	427,625

		Automotive--2.8%
200,000		Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	211,000
150,000		ArvinMeritor, Inc., Note, 8.75%, 3/1/2012	165,000
50,000		Dana Corp., Note, 9.00%, 8/15/2011	59,250
125,000		General Motors Corp., Note, 7.125%, 7/15/2013	131,795
100,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	120,500
162,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	192,780
100,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	107,000

		TOTAL	987,325

		Building Materials--3.2%
250,000	[1,2,4]	AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%, 3/1/2014	162,500
100,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	106,000
150,000	[1,2]	ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	154,500
100,000		Euramax International PLC, Sr. Sub. Note, 8.50%, 8/15/2011	107,000
125,000		MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007	111,250
75,000	[1,2]	Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012	79,125
125,000	[1,2]	Norcraft Cos. LLC, Sr. Sub. Note, 9.00%, 11/1/2011	132,812
150,000	[1,2,4]	Nortek Holdings, Inc., Sr. Disc. Note, 0/10.00%, 5/15/2011	112,500
125,000	[1,2]	Ply Gem Industries, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	128,125
50,000	[1,2]	U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014	50,875

		TOTAL	1,144,687

		Chemicals--4.8%
150,000		Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011	171,750
150,000	[4]	Compass Minerals International, Sr. Disc. Note, 0/12.00%, 6/1/2013	116,250
100,000	[4]	Compass Minerals International, Sr. Disc. Note, 0/12.75%, 12/15/2012	81,500
100,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	111,750
50,000		FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009	59,250
75,000	[1,2]	Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010	84,375
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals--continued
$175,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	$184,625
75,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	75,750
100,000	[1,2]	Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	110,000
200,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	210,000
100,000		Lyondell Chemical Co., Sr. Secd. Note, 9.875%, 5/1/2007	105,500
125,000	[1,2,4]	Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	80,625
75,000	[1,2]	Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	79,687
100,000	[1,2]	Rhodia SA, Sr. Sub. Note, 8.875%, 6/1/2011	85,500
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	70,031
75,000		Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022	75,562

		TOTAL	1,702,155

		Construction Machinery--2.1%
150,000		AGCO Corp., Sr. Note, 9.50%, 5/1/2008	165,375
100,000		Case Corp., Unsecd. Note, 7.25%, 8/1/2005	103,250
75,000	[1,2]	Case New Holland, Sr. Note, 9.25%, 8/1/2011	84,750
50,000		Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010	53,500
100,000		Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008	92,500
150,000	[1,2]	NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010	161,250
75,000	[1,2]	United Rentals, Inc., Sr. Note, 6.50%, 2/15/2012	73,500

		TOTAL	734,125

		Consumer Products--5.4%
150,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	169,500
50,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	51,250
200,000		American Greetings Corp., Sr. Sub. Note, 11.75%, 7/15/2008	236,000
50,000	[1,2]	Amscan Holdings, Inc., Sr. Sub. Note, 8.75%, 5/1/2014	50,750
100,000		Armkel Finance, Inc., Sr. Sub. Note, 9.50%, 8/15/2009	109,625
75,000	[1,2]	Chattem, Inc., Sr. Sub. Note, 7.00%, 3/1/2014	74,250
100,000		ICON Health & Fitness, Inc., Company Guarantee, 11.25%, 4/1/2012	113,000
500,000	[4]	Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	336,250
100,000	[1,2,4]	NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	64,750
75,000	[1,2]	Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	76,125
100,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	99,750
100,000	[1,2]	Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	98,500
50,000	[1,2]	Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014	50,125
131,000	[1,2]	Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	149,995
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--continued
$50,000	[1,2]	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	$51,500
100,000		United Industries Corp., Sr. Sub. Note, Series D, 9.875%, 4/1/2009	104,750
75,000	[1,2]	WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011	80,250

		TOTAL	1,916,370

		Diversified Manufacturing--0.8%
125,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	141,875
50,000	[1,2]	Communications & Power Industries, Inc., Sr. Sub. Note, 8.00%, 2/1/2012	51,250
100,000	[1,2]	Thermadyne Holdings Corp., Sr. Secd. Note, 9.25%, 2/1/2014	103,000

		TOTAL	296,125

		Energy--1.9%
125,000		CITGO Petroleum Corp., Sr. Note, 11.375%, 2/1/2011	145,000
125,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	139,375
50,000	[1,2]	Evergreen Resources, Inc., Sr. Sub. Note, 5.875%, 3/15/2012	50,125
50,000	[1,2]	Ferrellgas Escrow LLC, Sr. Note, 6.75%, 5/1/2014	50,125
100,000		Petroleum Helicopters, Inc., Company Guarantee, Series B, 9.375%, 5/1/2009	107,000
50,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	56,000
50,000		Tesoro Petroleum Corp., Company Guarantee, Series B, 9.625%, 11/1/2008	55,000
50,000		Tesoro Petroleum Corp., Sr. Secd. Note, 8.00%, 4/15/2008	54,250

		TOTAL	656,875

		Entertainment--3.0%
50,000	[1,2]	AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014	49,250
150,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	161,250
100,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	109,750
100,000	[1,2,4]	Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	62,500
150,000		Intrawest Corp., Company Guarantee, 10.50%, 2/1/2010	164,250
100,000		Regal Cinemas, Inc., Company Guarantee, Series B, 9.375%, 2/1/2012	119,250
75,000	[1,2]	Six Flags, Inc., Sr. Note, 9.625%, 6/1/2014	78,750
175,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	204,094
100,000		Vivendi Universal SA, Sr. Note, 6.25%, 7/15/2008	105,500

		TOTAL	1,054,594

		Environmental--1.3%
300,000		Allied Waste North America, Inc., Company Guarantee, Series B, 8.50%, 12/1/2008	336,000
100,000		Synagro Technologies, Inc., Sr. Sub. Note, 9.50%, 4/1/2009	108,500

		TOTAL	444,500

		Financial Institutions--0.4%
125,000		Dollar Financial Group, Inc., Company Guarantee, 9.75%, 11/15/2011	134,687

Principal Amount			Value
		CORPORATE BONDS--continued
		Food & Beverage--6.6%
$125,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	$150,625
100,000		B&G Foods, Inc., Company Guarantee, Series D, 9.625%, 8/1/2007	103,500
100,000		Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008	110,500
50,000		Del Monte Corp., Company Guarantee, Series B, 9.25%, 5/15/2011	55,750
200,000		Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	222,750
75,000		Dole Food, Inc., Company Guarantee, 7.25%, 6/15/2010	75,750
100,000		Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009	107,750
50,000		Dole Food, Inc., Sr. Note, 8.875%, 3/15/2011	53,750
125,000	[1,2]	Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014	131,875
125,000		Land O'Lakes, Inc., Sr. Note, 8.75%, 11/15/2011	120,000
75,000	[1,2]	Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	79,687
50,000	[1,2]	National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011	54,000
200,000		Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011	217,500
125,000		Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013	133,750
125,000		Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%, 8/1/2011	135,000
250,000		Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009	276,250
50,000		Swift & Co., Sr. Note, 10.125%, 10/1/2009	53,750
50,000		Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010	53,500
200,000	[1,2,4]	UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012	159,000
50,000	[1,2]	United Agri Products, Inc., Sr. Note, 8.25%, 12/15/2011	55,750

		TOTAL	2,350,437

		Gaming--7.3%
50,000	[1,2]	American Casino & Entertainment, Sr. Secd. Note, 7.85%, 2/1/2012	52,125
50,000		Boyd Gaming Corp., Company Guarantee, 9.25%, 8/1/2009	56,125
100,000		Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012	106,000
100,000		Coast Hotels & Casinos, Inc., Company Guarantee, 9.50%, 4/1/2009	105,625
125,000	[1,2]	Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	131,562
75,000		Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012	84,375
275,000		MGM Grand, Inc., Sr. Sub. Note, 8.375%, 2/1/2011	305,250
175,000		MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007	199,500
100,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	107,500
100,000		Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010	104,250
50,000		Mandalay Resort Group, Sr. Note, 9.50%, 8/1/2008	58,875
200,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	235,000
100,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 6.375%, 7/15/2009	103,000
175,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	192,281
100,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	112,125
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$125,000		Penn National Gaming, Inc., Company Guarantee, 11.125%, 3/1/2008	$140,312
50,000	[1,2]	River Rock Entertainment Authority, Sr. Note, 9.75%, 11/1/2011	53,500
100,000	[1,2]	Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014	99,750
100,000		Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011	111,250
100,000		Venetian Casino/LV Sands, Company Guarantee, 11.00%, 6/15/2010	116,750
75,000		Wynn Las Vegas LLC, Second Mortgage Notes, 12.00%, 11/1/2010	89,625

		TOTAL	2,564,780

		Healthcare--4.1%
50,000		Alaris Medical Systems, Sr. Sub. Note, 7.25%, 7/1/2011	52,000
200,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	206,000
100,000		Ardent Health Services, Sr. Sub. Note, 10.00%, 8/15/2013	109,500
100,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	111,500
150,000		Fisher Scientific International, Inc., Sr. Sub. Note, 8.00%, 9/1/2013	166,125
350,000		HCA - The Healthcare Corp., Sr. Note, 6.91%, 6/15/2005	365,610
75,000		Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%, 2/15/2009	84,187
65,000		Kinetic Concepts, Inc., Sr. Sub. Note, 7.375%, 5/15/2013	69,306
50,000		Magellan Health Services, Inc., Sr. Note, Series A, 9.375%, 11/15/2008	54,125
50,000	[1,2]	VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014	52,375
175,000		Vanguard Health Systems, Company Guarantee, 9.75%, 8/1/2011	190,312

		TOTAL	1,461,040

		Industrial - Other--4.8%
50,000	[1,2]	Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012	51,250
175,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	203,875
100,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	119,500
150,000		Eagle Picher Industries, Inc., Sr. Note, 9.75%, 9/1/2013	165,000
100,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	110,500
100,000		Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011	110,000
150,000		Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	163,500
146,000	[1,2]	Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	158,410
129,786	[1,2]	Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013	132,057
125,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	136,250
100,000		Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012	109,500
150,000	[1,2]	Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	148,875
50,000	[1,2]	Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	48,750

50,000	[1,2]	Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	50,375

		TOTAL	1,707,842

Principal Amount			Value
		CORPORATE BONDS--continued
		Lodging--1.7%
$150,000		Florida Panthers Holdings, Inc., Company Guarantee, 9.875%, 4/15/2009	$158,625
59,000		HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008	61,212
150,000		Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011	174,750
75,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	83,250
100,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012	111,125

		TOTAL	588,962

		Media - Cable--1.0%
300,000	[1,2]	Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	313,125
50,000	[1,2]	NTL Cable PLC, Sr. Note, 8.75%, 4/15/2014	52,250

		TOTAL	365,375

		Media - Non-Cable--8.7%
125,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	134,062
100,000		Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010	110,500
75,000	[4]	Advanstar, Inc., Company Guarantee, Series B, 0/15.00%, 10/15/2011	61,312
100,000	[1,2]	Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	107,000
100,000		American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011	100,500
100,000		Block Communications, Inc., Company Guarantee, 9.25%, 4/15/2009	106,000
175,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	198,625
175,000		Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012	203,875
250,000	[1,2]	Dex Media West LLC, Sr. Sub. Note, 9.875%, 8/15/2013	272,500
150,000	[1,2,4]	Dex Media, Inc., Discount Note, 0/9.00%, 11/15/2013	92,250
75,000	[1,2,4]	Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013	36,375
50,000	[1,2]	Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012	51,000
100,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	108,250
50,000		Liberty Group Ltd., Sr. Sub. Note, 9.375%, 2/1/2008	50,625
125,000		Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013	138,125
50,000		Muzak LLC, Sr. Note, 10.00%, 2/15/2009	51,750
200,000		PanAmSat Corp., Sr. Note, 8.50%, 2/1/2012	227,000
100,000	[4]	Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011	92,500
100,000	[1,2]	R.H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	119,500
50,000	[1,2]	Readers Digest Association, Inc., Sr. Note, 6.50%, 3/1/2011	50,750
200,000		Sinclair Broadcast Group, Inc., Company Guarantee, 8.75%, 12/15/2011	220,000
100,000		Sun Media Corp., Company Guarantee, 7.625%, 2/15/2013	109,000
200,000		Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009	212,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--continued
$75,000		Vertis, Inc., Sr. Secd. 2nd Priority Note, 9.75%, 4/1/2009	$81,938
50,000	[4]	XM Satellite Radio, Inc., Sec. Fac. Bond, 0/14.00%, 12/31/2009	48,000
91,000		XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%, 6/15/2010	106,015

		TOTAL	3,089,452

		Metals & Mining--2.0%
50,000	[1,2]	California Steel Industries, Inc., Sr. Note, 6.125%, 3/15/2014	49,750
50,000		Commonwealth Aluminum Corp., Sr. Sub. Note, 10.75%, 10/1/2006	50,500
175,000		Imco Recycling, Inc., Sr. Secd. Note, 10.375%, 10/15/2010	189,000
100,000	[1,2]	Ispat Inland ULC, Sr. Secd. Note, 9.75%, 4/1/2014	104,750
100,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	103,000
126,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	145,530
50,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, 10.25%, 5/15/2012	50,000

		TOTAL	692,530

		Packaging--3.1%
50,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	57,000
75,000	[1,2]	Berry Plastics Corp., Sr. Sub. Note, 10.75%, 7/15/2012	85,500
250,000		Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008	255,000
100,000		Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010	91,500
100,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.75%, 5/15/2011	104,750
50,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	51,875
100,000		Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 8.875%, 2/15/2009	108,750
100,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	98,500
50,000		Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009	54,125
175,000		Tekni-Plex, Inc., Company Guarantee, Series B, 12.75%, 6/15/2010	181,563

		TOTAL	1,088,563

		Paper--3.9%
50,000		Boise Cascade Corp., Sr. Note, 7.00%, 11/1/2013	52,625
100,000		Georgia-Pacific Corp., Note, 7.50%, 5/15/2006	107,250
225,000		Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011	254,813
150,000		Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	175,125
150,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	168,750
100,000		Jefferson Smurfit Corp., Company Guarantee, 7.50%, 6/1/2013	103,500
75,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	84,000
133,868		MDP Acquisitions PLC, Sub. Note, 15.50%, 10/1/2013	157,295
75,000	[1,2]	Riverside Forest Products Ltd., Sr. Note, 7.875%, 3/1/2014	78,375
Principal Amount			Value
		CORPORATE BONDS--continued
		Paper--continued
$100,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	$110,500
75,000		Tembec Industries, Inc., 8.50%, 2/1/2011	76,500

		TOTAL	1,368,733

		Restaurants--0.7%
125,000		Carrols Corp., Company Guarantee, 9.50%, 12/1/2008	129,688
100,000		Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011	108,000

		TOTAL	237,688

		Retailers--3.2%
125,000		Buhrmann US, Inc., Company Guarantee, 12.25%, 11/1/2009	137,500
100,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	105,500
50,000	[1,2]	FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	50,000
50,000	[1,2]	General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010	52,813
50,000		Mothers Work, Inc., Sr. Note, 11.25%, 8/1/2010	52,250
125,000		PCA International, Inc., Sr. Note, 11.875%, 8/1/2009	138,750
125,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	152,813
50,000	[1,2]	Petro Stopping Centers, Sr. Secd. Note, 9.00%, 2/15/2012	52,500
100,000		Rite Aid Corp., Sr. Deb., 6.875%, 8/15/2013	94,750
175,000		Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010	189,875
100,000		United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012	112,000

		TOTAL	1,138,751

		Services--0.9%
50,000		CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010	55,750
100,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	100,500
125,000		The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%, 12/15/2009	145,313

		TOTAL	301,563

		Technology--2.9%
32,000		AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%, 2/1/2013	37,680
125,000		Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011	129,375
100,000		Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	102,500
175,000		Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008	196,000
100,000		Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	108,500
50,000	[1,2]	Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008	53,750
75,000		Unisys Corp., Sr. Note, 6.875%, 3/15/2010	79,875
200,000		Xerox Corp., Sr. Note, 7.625%, 6/15/2013	205,000
100,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	114,000

		TOTAL	1,026,680

Principal Amount			Value
		CORPORATE BONDS--continued
		Textile--1.4%
$100,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	$96,500
100,000		Levi Strauss & Co., Sr. Note, 11.625%, 1/15/2008	91,500
125,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	131,875
150,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	162,375

		TOTAL	482,250

		Tobacco--0.8%
125,000	[1,2]	Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008	135,625
100,000		Dimon, Inc., Sr. Note, 7.75%, 6/1/2013	99,000
50,000	[1,2]	Standard Commercial Corp., Sr. Note, 8.00%, 4/15/2012	51,750

		TOTAL	286,375

		Transportation--0.9%
50,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	48,500
125,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	131,875
125,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	142,188

		TOTAL	322,563

		Utility - Electric--3.0%
225,000		CMS Energy Corp., Sr. Note, 8.90%, 7/15/2008	239,625
200,000		Illinois Power Co., 1st Mtg. Bond, 11.50%, 12/15/2010	240,000
125,000	[1,2]	NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013	127,188
50,000	[1,2]	Nevada Power Co., 6.50%, 4/15/2012	49,986
50,000	[1,2]	P G & E Corp., Sr. Secd. Note, 6.875%, 7/15/2008	53,795
100,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	116,250
50,000		PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008	54,125
50,000		Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010	54,000
100,000		Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	109,500

		TOTAL	1,044,469

		Utility - Natural Gas--3.4%
50,000		ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	55,750
100,000		El Paso Corp., 6.75%, 5/15/2009	89,500
150,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	118,875
50,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	40,250
125,000		El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013	119,375
50,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	52,250
300,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	308,625
25,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	25,500
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utility - Natural Gas--continued
$50,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	$48,875
175,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	171,500
150,000		Williams Cos., Inc., Sr. Note, 8.625%, 6/1/2010	165,375

		TOTAL	1,195,875

		Wireless Communications--2.3%
150,000		American Cellular Corp., Sr. Note, Series B, 10.00%, 8/1/2011	146,625
300,000		NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009	326,250
68,000		Nextel Partners, Inc., Sr. Note, 12.50%, 11/15/2009	80,410
50,000		Nextel Partners, Inc., Sr. Note, 8.125%, 7/1/2011	52,750
125,000	[1,2]	Rogers Wireless, Inc., Sr. Secd. Note, 6.375%, 3/1/2014	120,938
100,000		Triton PCS, Inc., Sr. Note, 8.50%, 6/1/2013	104,500

		TOTAL	831,473

		Wireline Communications--4.0%
100,000		Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011	103,250
50,000		Alaska Communications Systems Holdings, Inc., Sr. Sub. Note, 9.375%, 5/15/2009	49,750
125,000		Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013	120,938
125,000		Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%, 1/15/2014	119,063
100,000		Eircom Funding, Sr. Sub. Note, 8.25%, 8/15/2013	108,500
100,000	[1,2]	Primus Telecommunications Holding, Inc., Sr. Note, 8.00%, 1/15/2014	94,500
325,000	[1,2]	Qwest Communications International, Inc., Note, 9.125%, 3/15/2012	352,625
400,000	[1,2]	Qwest Communications International, Inc., Sr. Sub. Note, 13.50%, 12/15/2010	464,000

		TOTAL	1,412,626

		TOTAL CORPORATE BONDS (IDENTIFIED COST $31,331,023)	33,057,095

		PREFERRED STOCKS--0.4%
		Retailers--0.4%
150	[1,2]	General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A (identified cost $150,900)	154,875

		WARRANTS--0.1%
		Industrial - Other--0.1%
17,689	[1,2,3]	Neenah Corp., Warrants (identified cost $0)	22,553

Shares			Value
		MUTUAL FUNDS--4.3%[5]
146,216		High Yield Bond Portfolio	$1,007,429
526,604		Prime Value Obligations Fund, IS Shares	526,604

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,535,335)	1,534,033

		TOTAL INVESTMENTS--98.4% (IDENTIFIED COST $33,017,258)[6]	34,768,556

		OTHER ASSETS AND LIABILITIES - NET--1.6%	574,773

		TOTAL NET ASSETS--100%	$35,343,329

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At April 30, 2004, these securities amounted to $7,799,608 which represents 22.1% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Trustees.

3 Non-income producing security.

4 Denotes a zero coupon bond with effective rate at time of purchase.

5 Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $33,062,349.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Total investments in securities, at value including $1,534,033 of investments in affiliated issuers (Note 5) (identified cost $33,017,258)		$34,768,556
Cash		29,210
Income receivable		757,367
Receivable for investments sold		102,628
Receivable for shares sold		31,500
Prepaid expenses		8,155

TOTAL ASSETS		35,697,416

Liabilities:
Payable for investments purchased	$160,313
Payable for shares redeemed	15,955
Income distribution payable	176,342
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	967
Payable for Directors'/Trustees' fees	510

TOTAL LIABILITIES		354,087

Net assets for 3,008,916 shares outstanding		$35,343,329

Net Assets Consist of:
Paid in capital		$31,394,255
Net unrealized appreciation of investments		1,751,298
Accumulated net realized gain on investments		2,254,652
Distributions in excess of net investment income		(56,876)

TOTAL NET ASSETS		$35,343,329

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($35,343,329 ÷ 3,008,916 shares outstanding)		$11.75

Offering price per share		$11.75

Redemption proceeds per share (98.00/100 of $11.75)[1]		$11.52

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2004 (unaudited)

Investment Income:
Interest			$1,490,819
Dividends (received from affiliated issuers) (Note 5)			520,821

TOTAL INCOME			2,011,640

Expenses:
Investment adviser fee (Note 5)		$96,797
Administrative personnel and services fee (Note 5)		74,591
Custodian fees		4,453
Transfer and dividend disbursing agent fees and expenses (Note 5)		9,827
Directors'/Trustees' fees		2,993
Auditing fees		8,969
Legal fees		2,954
Portfolio accounting fees (Note 5)		24,013
Share registration costs		12,856
Printing and postage		5,781
Insurance premiums		910
Miscellaneous		324

TOTAL EXPENSES		244,468

Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(96,797)
Waiver of administrative personnel and services fee	(12,190)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,835)
Reimbursement of other operating expenses	(11,463)

TOTAL WAIVERS AND REIMBURSEMENT		(122,285)

Net expenses			122,183

Net investment income			1,889,457

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized gain of $1,722,177 on sales of investments in affiliated issuers) (Note 5)			2,277,529
Net change in unrealized appreciation of investments			(1,423,760)

Net realized and unrealized gain on investments			853,769

Change in net assets resulting from operations			$2,743,226

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2004	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,889,457	$2,418,126
Net realized gain on investments	2,277,529	307,683
Net change in unrealized appreciation/depreciation of investments	(1,423,760)	3,175,058

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,743,226	5,900,867

Distributions to Shareholders:
Distributions from net investment income	(1,947,947)	(2,441,757)
Distributions from net realized gain on investments	(305,315)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,253,262)	(2,441,757)

Share Transactions:
Proceeds from sale of shares	9,751,086	47,623,113
Net asset value of shares issued to shareholders in payment of distributions declared	391,465	340,141
Cost of shares redeemed	(23,726,188)	(2,985,362)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,583,637)	44,977,892

Change in net assets	(13,093,673)	48,437,002

Net Assets:
Beginning of period	48,437,002	--

End of period (including undistributed (distributions in excess of) net investment income of $(56,876) and $1,614, respectively)	$35,343,329	$48,437,002

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed corporate bonds, other fixed-income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Redemption Fees

Effective November 1, 2002, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund who redeem shares held for 90 days or less. The redemption fee may be waived in certain situations; see "What Do Shares Cost?" in the Statement of Additional Information. All redemption fees are recorded by the Fund as paid in capital. For the six months ended April 30, 2004, the redemption fees amounted to $52.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in capital stock were as follows:

	Six Months Ended 4/30/2004	Year Ended 10/31/2003
Shares sold	828,182	4,398,707
Shares issued to shareholders in payment of distributions declared	33,374	30,080
Shares redeemed	(2,013,578)	(267,849)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,152,022)	4,160,938

4. FEDERAL TAX INFORMATION

At April 30, 2004, the cost of investments for federal tax purposes was $33,062,349. The net unrealized appreciation of investments for federal tax purposes was $1,706,207. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,799,078 and net unrealized depreciation from investments for those securities having an excess of cost over value of $92,871.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds that are managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Prime Value Obligations Fund	$4,180

High Yield Bond Portfolio	$516,641

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $7,892, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2004, were as follows:

Purchases	$12,016,384

Sales	$26,470,065

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Institutional High Yield Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420B300

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

28539 (6/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act)during the last fiscal half year (the registrant's second half year in the case of an annual report)
that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Institutional Trust

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        June 21, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        June 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        June 21, 2004